Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Shopline Group
Business Acquisition [Line Items]
Summary of components of the purchase consideration transferred

As of acquisition date
US$

Cash	182,892
Fair value of previously held equity interest in Shopline	440,692
Elimination of preexisting amounts due from Shopline	76,226
Total consideration	699,810

Summary of fair value of the assets acquired and liabilities assumed allocated on the acquisition date

As of acquisition date
US$

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	210,030
-Accounts receivables	12,840
-Right-of-use assets, net	12,192
-Prepayments and other current assets	27,286
-Property and equipment, net	2,474
Identifiable intangible assets acquired:
-Trademark	144,000
-Software	298
-Domain names	254
Accrued liabilities and other liabilities	(113,928)
Lease liabilities	(12,230)
Deferred revenue	(20,336)
Deferred tax liabilities	(28,800)
Goodwill	708,471
Non-controlling interests	(222,741)
Mezzanine Equity	(20,000)
Total	699,810

BIGOINC
Business Acquisition [Line Items]
Summary of pro forma information

	For the year ended December 31,
	2021	2022
	US$	US$

Pro forma net revenues	2,697,395	2,493,333
Pro forma net loss	(122,938)	(415,250)

Other acquisition
Business Acquisition [Line Items]
Summary of components of the purchase consideration transferred

As of acquisition date
US$

Cash	9,611
Fair value of subsidiary’s common share issued	53,810
Fair value of previously held equity interest in the acquiree	27,716
Total consideration	91,137

Summary of fair value of the assets acquired and liabilities assumed allocated on the acquisition date

	As of acquisition date	Amortization period
	US$

Net tangible assets acquired:
-Cash and cash equivalents	7,296
-Accounts receivables	1,376
-Other current assets	1,987
-Property and equipment, net	142
Identifiable intangible assets acquired:
-Technology	11,917	6 years
-Trademark	11,839	6 years
-Customer relationships	903	3 years
Accounts payable	(2,268)
Accrued liabilities and other liabilities	(1,579)
Deferred tax liabilities	(4,069)
Goodwill	84,925
Non-controlling interests	(21,332)
Total	91,137